Borrowings and debt (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings and debt
Balance as of January 1,	$ 3,518,446	$ 2,211,567	$ 3,246,813
Net (decrease) increase in short-term borrowings and debt	(428,611)	950,259	(396,205)
Proceeds from long-term borrowings and debt	371,536	609,017	219,905
Repayments of long-term borrowings and debt	(368,843)	(256,173)	(883,476)
Payments of lease liabilities	(1,072)	0	0
Recognition of lease liabilities	20,979
Change in foreign currency	20,044	1,903	23,487
Adjustment of fair value for hedge accounting relationship	4,943	753	(483)
Other adjustments	888	1,120	1,525
Balance as of December 31,	$ 3,138,310	$ 3,518,446	$ 2,211,567